CONVERTIBLE NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
CONVERTIBLE NOTE PAYABLE [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 13 – CONVERTIBLE NOTES PAYABLE

During the six months ended June 30, 2018, we issued convertible promissory notes to an unaffiliated third party. The net proceeds from these notes were used for general working capital purposes. The debt discounts and deferred financing costs on the convertible promissory notes are amortized on a straight-line basis, which approximates the effective interest rate method, over the term of the note, and this amortization is included in interest expense in our consolidated statements of operations.

The following table summarizes our convertible promissory notes outstanding as of June 30, 2018 and December 31, 2017:

Issue Date	Holder	Security	Maturity Date	Interest Rate	Base Conversion Rate	June 30, 2018	December 31, 2017

4-02-18	Tangiers Global	Unsecured	10-04-18	5%	Upon default, Holder may convert all or a part of the note at a rate of 70% of the average of the two lowest trading prices during 15-day period prior to Holders election to convert	$600,000	$—

6-04-18	Tangiers Global	Unsecured	12-04-18	5%	Upon default, Holder may convert all or a part of the note at a rate of 70% of the average of the two lowest trading prices during 15-day period prior to Holders election to convert	288,750	—
				Less unamortized Discount		(26,931)	—
						$861,819	$—

During the three months and six months ended June 30, 2018, we recognized $16,819 of amortization of deferred financing costs, respectively. This amount is included in interest expense in our consolidated statements of operations.

NOTE 14 – CONVERTIBLE NOTES PAYABLE

During the year ended December 31, 2016, we issued convertible promissory notes to unaffiliated third parties, the proceeds of which used for general working capital purposes. The debt discounts and deferred financing costs on the convertible promissory notes are amortized on a straight-line basis, which approximates the effective interest rate method, over the term of the note, and this amortization is included in interest expense in our consolidated statements of operations.

The following table summarizes our convertible promissory notes outstanding as of December 31, 2017 and 2016:

			Maturity	Interest	Base	December 31,
Issue Date	Holder	Security	Date	Rate	Conversion Rate	2017	2016
12/28/2016	Tangiers Investment Group	Unsecured	7/8/2017	10%	$1.00 through maturity; 55% of lowest closing price thereafter	$—	$35,000
8/10/2016	JSJ Investments	Unsecured	5/10/2017	12%	$0.20 during first 180 days; 45% of lowest closing price thereafter	—	125,000
						—	160,000
					Less unamortized discount	—	(34,453)
						$—	$125,547

The convertible notes, including accrued interest payable, may be converted into shares of our common stock at the Conversion Price, in whole, or in part, at various times, after the date of issuance, at the option of the holder (the “Conversion Feature”), as defined by the terms of the convertible note.

The Conversion Price is equal to the Base Conversion Rate specified in the table above multiplied by the Variable Conversion Rate (“VCR”) which is equal to the average of the number of lowest trading prices or closing bid prices of our common stock (specified in the table above) during the ten-trading day period prior to the date of conversion divided by the closing price of our common stock on the day of conversion.

If these conversion rates result in a beneficial conversion feature (“BCF”), the BCF is recorded as an unamortized convertible debt discount, which is required to be valued and amortized to interest expense over the term of the Note. We amortize our convertible debt discount on a straight-line basis, which approximates the effective interest rate method, and this amortization is included in amortization of debt discount in our consolidated statements of operations. If a convertible note is repaid, any remaining unamortized deferred financing costs and unamortized debt discount are expensed on the date of repayment.

If a convertible note is convertible into an unlimited number of unregistered, restricted common shares, it is classified as having an unlimited shares feature (“Unlimited Shares Feature”). The difference between the closing price of our common stock and the VCR is referred to as the Variable Conversion Rate Differential (“VCRD”). If, both the Unlimited Shares Feature and the VCRD meet the definition of an embedded derivative, then together they create a compound embedded derivative liability or, hereafter, simply a “derivative liability.”

In accordance with U.S. GAAP, our derivative liabilities are recorded at fair value on the date of issuance and subsequently remeasured to fair value each reporting period with any change in fair value being recognized as gain (loss) on derivative liabilities in our consolidated statement of operations. See Note 9.

Similarly, accrued interest payable applicable to the convertible notes is convertible into shares of our common stock, without limit, at the same Conversion Price. The fair value of the derivative liabilities applicable to accrued interest payable is measured and recognized at each reporting date as derivative liabilities with a corresponding charge to interest expense.  As noted above, all derivative liabilities are re-measured in subsequent reporting periods with any change in fair value being included in gain (loss) on derivative liabilities.

During the years ended December 31, 2017 and 2016 we recognized $0.00 and $34,415 of amortization of deferred financing costs, respectively. This amount is included in interest expense in our consolidated statements of operations.

We recognized $30,543 and $35,719 of interest expense applicable to our convertible notes during the years ended December 31, 2017 and 2016, respectively. As of December 31, 2017, and 2016, $0.00 and $5,876, respectively, of this interest is accrued within accrued expenses on our consolidated balance sheets.

2015 Convertible Notes

At various times during the year ended December 31, 2015, the Company issued convertible promissory notes (the "2015 Notes") in the aggregate principal balance of $381,000. The 2015 Notes, including accrued interest payable, may be converted into shares of our common stock at the Conversion Price, as defined below, in whole, or in part, at any time beginning 180 days after the date of issuance, at the option of the holder. The 2015 Notes also contain prepayment options whereby we may, during the first 180 days that each note is outstanding, prepay the note by paying prepayment premiums ranging from 10% to 40% of the principal then outstanding depending on the date of prepayment.

In general, per the terms of our 2015 Notes, the note holders may not make any conversions that would result in the note holder holding more than 9.99% of our issued and outstanding common stock at any one time.

Should we default on a conversion or repayment of a convertible note, the note, accrued interest and default penalties and fees are immediately due and payable. The minimum default penalty amount ranges from 25% to 50% (or more, under certain circumstances) times the then outstanding principal and unpaid interest.

During the year ended December 31, 2016, two of these notes in the aggregate principal balance of $161,000 were repaid. The $220,000 note dated December 9, 2015 from Tangiers Investment Group, LLC was converted in full into a total of 2,843,698 shares of the Company's common stock at various dates during the year ended December 31, 2016.

Slainte Convertible Notes

On March 30, 2016, we borrowed $81,978, from Slainte Ventures and used the proceeds to repay principal and accrued interest applicable to our $59,000 convertible promissory note dated October 6, 2015, to Vis Vires Group, Inc. On April 6, 2016, we borrowed an additional $75,000 from Slainte Ventures and used the proceeds, along with $52,500 of advances to the Company by officers and directors of the Company, to repay principal and accrued interest applicable to our $102,000 convertible promissory note, dated October 12, 2015, to JSJ Investments, Inc. On July 5, 2016, we borrowed $50,000 from Slainte Ventures and used the proceeds for working capital purposes. These loans, together with interest at 12% per year, are payable on December 30, 2016. We can prepay the loans at any time. If the loans are repaid on or before September 30, 2016, the principal amount which is being repaid will increase by 10%. If the loans are repaid after September 30, 2016, the principal amount which is being repaid will increase by 15%. The amount of the principal increase may be paid with shares of our common stock. The number of shares to be issued for such purpose will be determined by dividing the average closing price of our common stock (which in no case can be greater than $0.45) for the ten trading days preceding the prepayment date. The original principal of the loan was not convertible prior to maturity. If the loans were not paid when due, then at any time between the maturity date and January 10, 2017, Slainte may convert the outstanding principal and interest on the loan into shares of our common stock. The number of shares to be issued on conversion was to be determined by dividing the average closing price of our common stock (which in no case can be greater than $0.45) for the ten trading days preceding the conversion date by the outstanding principal and interest on the loan on the conversion date.

The notes were not paid prior to the maturity date of December 30, 2016. As a result, the notes became convertible effective December 31, 2016. Derivative liabilities in the aggregate amount of $557,000 were recorded upon these notes becoming convertible. The notes along with their accrued interest were converted into 497,296 shares of the Company's common stock on December 31, 2016, and the value of the derivative liabilities were extinguished to common stock.

JSJ Convertible Note

On August 10, 2016, we borrowed $125,000 from JSJ Investments and used the proceeds for working capital purposes. The loan, together with interest at 12% per year, is payable on May 10, 2017. We can prepay the loan at any time. If the loan is repaid on or before October 16, the principal amount which is being repaid will increase by 25%. If the loan is repaid on or before October 16, 2016 through February 12, 2016, the principal amount which is being repaid will increase by 30%. Thereafter, the note may be repaid only upon written consent from JSJ, and the principal amount that is being repaid will increase by 30%. At any time after the date of the note, JSJ is entitled to convert all of the outstanding and unpaid principal in to shares of our common stock. Until February 12, 2017, the conversion price is $0.20 per share, and thereafter, the conversion price will be at a 45% discount to the lowest closing price of our common stock for the ten trading days preceding the conversion date. JSJ may not make any conversions that would result in the note holder holding more than 4.99% of our issued and outstanding common stock at any one time. If the notes are held through February 12, 2017, derivative accounting will apply upon the change to a variable conversion price. This convertible note was paid in full on February 9, 2017.

Tangiers Convertible Note

In connection with our equity line agreement, the Company issued a promissory note to Tangiers for the principal sum of $35,000 as a commitment fee for the equity line. The note bears interest at 10% per year, is unsecured, and is due and payable on July 8, 2017. At the option of Tangiers, all or any part of the unpaid principal amount of the note may be converted into shares of the Company's common stock. The number of shares to be issued on any conversion will be determined by dividing the principal amount of the note to be converted by $1.00. If the note is not repaid or converted prior to maturity, the conversion price will change to 55% of the lowest closing bid price during the 20 days preceding the conversion date. If the note is held past maturity, derivative accounting will apply upon the change to a variable conversion price. This note was paid off on May 19, 2017.